9. Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	R$ 3,151,858	R$ 2,956,478
Allowance for doubtful accounts	(1,099,442)	(1,067,973)	R$ (1,068,747)	R$ (977,758)
Total trade receivables	2,052,416	1,888,505
Current	1,843,333	1,672,595
Noncurrent	209,083	215,910
Total	2,052,416	1,888,505
Unbilled supply
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	571,072	560,712
Private sector
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	1,720,346	1,569,011
Private sector | General and special customers
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	1,372,667	1,248,979
Private sector | Agreements
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	347,679	320,032
Government entities
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	854,515	821,481
Government entities | Agreements
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	274,906	285,614
Government entities | Municipal
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	575,733	532,320
Government entities | Federal
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	3,876	3,547
Wholesale customers - Municipal governments
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	5,925	5,274
Total trade receivables	1,994,905	2,568,205
Total	1,994,905	2,568,205
Wholesale customers - Municipal governments | Mogi das Cruzes
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	3,056	2,670
Total trade receivables	3,056	2,670
Total	3,056	2,670
Wholesale customers - Municipal governments | Sao Caetano do Sul
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross	2,869	2,604
Total trade receivables	2,869	2,604
Total	R$ 2,869	R$ 2,604